Restricted Net Asset Parent Only Financial Information (Details 2) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 25, 2014 CNY (¥)	Apr. 25, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	¥ 517,272	$ 83,369
Net decrease in cash			¥ (734,107)	$ (105,733)	¥ 171,695	¥ (36,424)
Cash and cash equivalents at beginning of year			1,240,749	178,705	1,069,054	1,105,478
Cash and cash equivalents at end of year			506,642	72,972	1,240,749	1,069,054
Yingli Green Energy Parent Company [Member]
Operating activities:
Net cash used in operating activities			(32,459)	(4,675)	(32,709)	(128,256)
Investing activities:
Investment in subsidiaries			0	0	0	(599,332)
Repayment of amounts due from subsidiaries, net			31,767	4,575	253,063	207,712
Net cash provided by (used in) investing activities			31,767	4,575	253,063	(391,620)
Cash flows from financing activities
Repayment of short-term borrowings			0	0	(221,109)	0
Proceeds from issuance of ordinary shares			0	0	0	517,272
Net cash provided by (used in) financing activities			0	0	(221,109)	517,272
Net decrease in cash			(692)	(100)	(755)	(2,604)
Cash and cash equivalents at beginning of year			1,145	165	1,900	4,504
Cash and cash equivalents at end of year			¥ 453	$ 65	¥ 1,145	¥ 1,900